STATEMENTS OF CONSOLIDATED AND COMBINED EQUITY (USD $) In Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated earnings (deficit) [Member]	Noncontrolling Interest [Member]	Members Equity [Member]	Members Equity [Member] Previous Owners [Member]
Total equity, beginning balance at Dec. 31, 2011	$ 1,276,364
Noncontrolling interests, beginning balance at Dec. 31, 2011						161,588
Members' equity, beginning balance at Dec. 31, 2011							853,436	261,340
Total stockholders' equity
Total members' equity	1,045,047						811,614	233,433
Total equity	1,276,709
Net income (loss)	26,997					(2,701)	(7,620)	37,318
Contributions	44,072							44,072
Contribution of oil and gas properties from NGP affiliate	6,893							6,893
Net proceeds from MEMP public equity offering	194,134					194,134
Distributions	(44,027)					(15,255)		(28,772)
Net book value of net assets acquired from affiliates						41,479	52,217	(93,696)
Amortization of MEMP equity awards	1,423					1,423
Net equity deemed contribution (distribution) related to net assets transferred to MEMP						(727)	727
Contribution related to sale of assets to NGP affiliate	47,171					742	6,291	40,138
Net book value of assets acquired by NGP affiliate	(34,506)					(68)	(579)	(33,859)
Distribution to affiliate in connection with acquisition of assets	(242,174)					(107,210)	(134,964)
Impact from equity transactions of MEMP						(41,930)	41,930
Other	362					187	176	(1)
Noncontrolling interests, ending balance at Dec. 31, 2012	231,662					231,662
Total equity, ending balance at Dec. 31, 2012	1,276,709
Stock holders' equity, ending balance at Dec. 31, 2012
Members' equity, ending balance at Dec. 31, 2012	1,045,047						811,614	233,433
Total stockholders' equity
Total members' equity	836,098						597,353	238,745
Total equity	1,204,821
Net income (loss)	174,300					42,134	122,639	9,527
Contributions								1,214
Net proceeds from MEMP public equity offering						171,779
Distributions						(51,319)	(363,437)	(3,130)
Amortization of MEMP equity awards						2,321
Net equity deemed contribution (distribution) related to net assets transferred to MEMP						(2,560)	2,560
Purchase of noncontrolling interests						(1,270)
Impact from equity transactions of MEMP						(24,024)	24,024
Other							(47)	(2,299)
Noncontrolling interests, ending balance at Sep. 30, 2013						368,723
Total equity, ending balance at Sep. 30, 2013	1,204,821
Stock holders' equity, ending balance at Sep. 30, 2013
Members' equity, ending balance at Sep. 30, 2013	836,098						597,353	238,745
Total equity, beginning balance at Dec. 31, 2012	1,276,709
Stock holders' equity, beginning balance at Dec. 31, 2012
Members' equity, beginning balance at Dec. 31, 2012	1,045,047						811,614	233,433
Noncontrolling interests, beginning balance at Dec. 31, 2012	231,662					231,662
Total stockholders' equity
Total members' equity	277,517						237,186	40,331
Total equity	858,132
Net income (loss)	151,332					49,830	90,712	10,790
Contributions	1,214							1,214
Net proceeds from MEMP public equity offering	490,138					490,138
Sale of MEMP common units	135,012					74,311	60,701
Distributions	(814,450)					(78,083)	(732,362)	(4,005)
Net book value of net assets acquired from affiliates						130,805	50,751	(181,556)
Amortization of MEMP equity awards	3,557					3,557
Net equity deemed contribution (distribution) related to net assets transferred to MEMP						24	(24)
Distribution to affiliate in connection with acquisition of assets	(351,235)					(253,055)	(98,180)
Purchase of noncontrolling interests	(15,135)					(14,832)	(303)
Impact from equity transactions of MEMP						(54,183)	54,183
Other	(1,764)					441	94	(2,299)
Net assets retained by previous owners	(17,246)							(17,246)
Noncontrolling interests, ending balance at Dec. 31, 2013	580,615					580,615
Total equity, ending balance at Dec. 31, 2013	858,132
Stock holders' equity, ending balance at Dec. 31, 2013
Members' equity, ending balance at Dec. 31, 2013	277,517						237,186	40,331
Total stockholders' equity	436,278		1,936	1,386,143	(951,801)
Issuance of shares in connection with restructuring transactions			1,710	913,152
Total members' equity
Issuance of shares in connection with initial public offering			215	379,962
Total equity	1,458,999
Tax related effects in connection with restructuring transactions and initial public offering				(43,251)
Net income (loss)	(964,922)				(951,801)	(34,851)	20,305	1,425
Restricted stock awards			11	(11)
Amortization of restricted stock awards				1,487
Contribution related to MRD Holdco incentive unit compensation expense				137,307
Net proceeds from MEMP public equity offering						540,987
Distributions						(101,327)
Amortization of MEMP equity awards						5,387
Net equity deemed contribution (distribution) related to net assets transferred to MEMP						2,659	(2,659)
Contribution related to sale of assets to NGP affiliate							1,165
Net book value of assets sold to NGP affiliate							(621)
Net book value of assets acquired by NGP affiliate							45,059	(41,756)
Distribution to affiliate in connection with acquisition of assets							(66,693)
Distribution of net assets to MRD Holdco						29,994	(123,078)
Distribution of shares received in connection with restructuring transactions to MRD Holdco							(110,510)
Purchase of noncontrolling interests				(2,881)		(411)
Impact from equity transactions of MEMP						0
Other				378		(332)	(154)
Noncontrolling interests, ending balance at Sep. 30, 2014	1,022,721					1,022,721
Total equity, ending balance at Sep. 30, 2014	1,458,999
Stock holders' equity, ending balance at Sep. 30, 2014	436,278		1,936	1,386,143	(951,801)
Members' equity, ending balance at Sep. 30, 2014